Stockholders Equity	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Stockholders Equity [Text Block]

13.       Stockholders’ Equity

Authorized

There is 100,000,000 common voting shares with a par value of $0.001 authorized for issuance.

Issued and Outstanding

As of July 31, 2013, the Company had 31,904,000 (January 31, 2013: 28,522,000) shares of common stock issued and outstanding.

Equity Transactions

Disclosure in respect of share issuances made before July 30, 2012 has not been retrospectively restated to reflect the exchange ratio of 2.14506 in relation to the reverse acquisition.

During the six months ended July 31, 2013:

i)

On February 21, 2013, the Company reduced the price of 200,000 units and 14,000 common shares issued during the year ended January 31, 2013 from $0.50 to $0.25 per unit and share, respectively. Consequently, the Company issued 200,000 units and 14,000 common shares for no additional consideration. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years from the date of the initial offering. The Company determined that the aggregate fair value on the grant date of these units and shares was $239,680 and recorded the entire amount as a shareholder dividend in the financial statements during the three months ended July 31, 2013. The fair value of $1.12 per share was determined by reference to the quoted market price of the Company’s stock on the date of issuance.

ii)

On April 19, 2013, the Company issued 1,993,000 shares of common stock at a price of $0.25 per share and 100,000 units of the Company at $0.25 per unit for gross proceeds of $523,250. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.25 per share for a period of two years. In connection with the foregoing private placement, the Company issued 104,440 warrants to five finders. Each warrant is exercisable into one share of common stock of the Company at an exercise price of $0.75 per share for a period of two years. The Company paid finder’s fees of $26,610 in connection with this private placement.

iii)	On May 6, 2013, the Company issued 1,000,000 shares of common stock at a price of $0.25 per share for gross proceeds of $250,000 to be received in four tranches as follows:

(i)	$50,000 payable on closing of the Financing (the “Closing”);

(ii)	$50,000 payable on or before the date which is five months from the Closing (the “First Tranche”);

(iii)	$50,000 payable on or before the date which is ten months from the Closing (the “Second Tranche”); and

(iv)	the remaining $100,000 payable on or before the date which is one year from the Closing (the “Final Tranche”)

The Company received the first tranche of $50,000 at the Closing. In connection with the 800,000 common shares issuable in connection with the First Tranche, the Second Tranche and the Final Tranche, the Company entered into an escrow agreement pursuant to which these shares will be placed in escrow to be released when the Company receives full payment for such shares. Proceeds of $200,000 associated with the First Tranche, Second Tranche and the Final Tranche have been recorded as share subscriptions receivable at July 31, 2013.

The Company paid a finders’ fee of 20,000 warrants in connection with this private placement. These warrants are exercisable at $0.25 per share for a period of two years.

iv)

On June 3, 2013, the Company issued 75,000 common shares in exchange for services rendered pursuant to a consulting agreement dated April 11, 2013. The shares were recorded at a fair value of $89,250. The fair value of $1.19 per share was determined with reference to the quoted market price of the company’s common stock on the commitment date.

During the year ended January 31, 2013:

i)

On May 23, 2012, Naked granted 14,006 Class E common shares, prior to the Acquisition, to a director of the Company for director fees earned. Naked determined that the fair value on the grant date of these shares was $3,440 and recorded the entire amount as compensation expense in the financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

ii)

On July 16, 2012, Naked issued 63,321 shares of Class E common stock fair valued at $15,486, in addition to $8,238 cash, to extinguish debt of $21,372. This resulted in a loss of $2,352. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

iii)

On July 25, 2012, Naked awarded 147,062 Class E common shares, prior to the Acquisition, to consultants for work performed. Naked determined that the fair value on the grant date of these shares was $38,766 and recorded the entire amount as general and administration expense in the consolidated financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

iv)

As part of the acquisition agreement with Search By Headlines.com Corp., stockholders exchanged shares of Naked for shares of common stock in the capital of the Company at a ratio of 2.145060, where Naked stockholders received a total of 13.5 million common stock in the capital of the Company (Note 4).

v)

On September 24, 2012, the Company issued 200,000 units at $0.50 per unit for gross proceeds of $100,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years. Subsequent to January 31, 2013, the Company amended the subscription price for these units to $0.25 per unit and, consequently, the Company issued an additional 200,000 units for no additional consideration.

vi)

On October 12, 2012, the Company issued 14,000 shares at $0.50 per share for gross proceeds of $7,000. Subsequent to January 31, 2013, the Company amended the subscription price for these shares to $0.25 per share and, consequently, the Company issued an additional 14,000 shares for no additional consideration.

vii)	On November 24, 2012, the Company issued 400,000 common shares at CDN$0.25 per share for gross proceeds of $100,330 (CDN$100,000).

viii)

On November 26, 2012, the Company issued 400,000 units at CDN$0.25 per unit for gross proceeds of $100,686 (CDN$100,000). Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.50 per share for a period of two years. The Company paid share issuance costs of $8,055 and was required to issue 32,000 share purchase warrants as finder’s fees in connection with this issuance. The finder’s fee warrants will be exercisable into common shares of the Company at $0.75 per share for a period of two years from the date of closing. These warrants were issued subsequent to January 31, 2013.

ix)

On December 10, 2012, the Company issued 100,000 units at $0.25 per unit for gross proceeds of $25,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.50 per share for a period of two years. The Company paid share issuance costs of $2,000 and was required to issue 8,000 share purchase warrants as finder’s fees in connection with this issuance. The finder’s fee warrants will be exercisable into common shares of the Company at $0.75 per share for a period of two years from the date of closing. These warrants were issued subsequent to January 31, 2013.

x)	On January 8, 2013, the Company issued 400,000 shares at $0.25 per share for gross proceeds of $100,000. There was share issuance cost of $8,000 in connection with this issuance.

Shares to be Issued

i)

Pursuant to an Investor Relations agreement dated December 6, 2012, the Company agreed to issue 15,000 common shares in exchange for services to be rendered. At July 31, 2013, these shares had not yet been issued. The Company determined that the fair value on the grant date of these shares was $3,750 and recorded the entire amount as compensation expense in the financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined by reference to the price at which common shares were being sold in private placement offerings at or around the transaction date.

ii)

Pursuant to a consulting agreement dated February 15, 2013 (the “Consulting Agreement”), the Company agreed to issue shares in exchange for services to be rendered during the term of the Consulting Agreement, to September 30, 2013. The consultant is entitled to receive a monthly fee of $4,500 payable in shares, based on the average closing price of the Company’s shares for the first month of trading commencing on the date of the Consulting Agreement. As a result, the Company will issue 3,979 shares per month for the term of the agreement. At July 31, 2013, the Company has recorded $17,508 (January 31, 2013: $nil) in fees to be paid in shares pursuant to this Consulting Agreement, which is included in accounts payable and accrued liabilities.

iii)

Pursuant to a debt settlement agreement dated July 8, 2013, the Company agreed to issue 4,304 common shares, as payment to a vendor of $4,820 owing. The amount owing is included in accounts payable and accrued liabilities at July 31, 2013 and will be derecognized upon issuance of the shares in settlement of the amount owing.

iv)

Pursuant to a debt settlement agreement dated July 18, 2013, the Company agreed to issue 25,000 common shares as payment to a vendor of $15,000 in respect of consulting fees rendered. The amount owing is included in accounts payable and accrued liabilities at July 31, 2013 and will be derecognized upon issuance of the shares in settlement of the amount owing.

Stock Option Plan

In connection with the closing of the Acquisition (Note 4), the Company adopted the 2012 Stock Option Plan (the “Plan”), pursuant to which the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan is 5,400,000 shares.

The Plan is administered by the Company’s board of directors, except that it may, in its discretion, delegate such responsibility to a committee comprised of at least two directors. Each option, upon its exercise, entitles the optionee to acquire one common share of the Company’s stock, upon payment of the applicable exercise price. The exercise price will be determined by the board of directors at the time of grant. Stock options may be granted under the Plan for an exercise period of up to ten years from the date of grant of the option or such lesser periods as may be determined by the board, subject to earlier termination in accordance with the terms of the Plan.

Stock Based Compensation

A summary of the status of the Company’s outstanding stock options for the six months ended July 31, 2013 and for the year ended January 31, 2013 is presented below:

			Weighted
		Weighted	Average Grant
	Number of	Average	Date
	Shares	Exercise Price	Fair Value
Outstanding at January 31, 2012	-
Granted	1,885,000	$0.25	$0.24

Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,305,000	$0.93	$0.50

Outstanding at July 31, 2013	3,190,000	$0.53

Exercisable at July 31, 2013	2,171,820	$0.63	$0.30

Exercisable at January 31, 2013	668,728	$0.25	$0.24

At July 31, 2013, the following stock options were outstanding, entitling the holder thereof to purchase common shares of the Company as follows:

	Exercise		Expiry	Remaining
Number	Price		Date	Contractual Life
1,000,000	$0.25	(1)	July 30, 2022	9.00
285,000	$0.25	(2)	July 30, 2014	1.00
150,000	$1.25	(3)	June 18, 2015	1.88
150,000	$1.75	(3)	June 18, 2015	1.88
200,000	$2.25	(3)	June 18, 2015	1.88
150,000	$0.25	(4)	July 19, 2015	1.97
150,000	$0.50	(4)	July 19, 2015	1.97
150,000	$0.75	(4)	July 19, 2015	1.97
15,000	$0.25	(5)	July 25, 2015	1.98
600,000	$0.25	(6)	October 9, 2017	4.19
50,000	$0.25	(7)	February 1, 2018	4.51
20,000	$0.25	(8)	February 1, 2015	1.51
90,000	$0.25	(9)	February 14, 2015	1.54
30,000	$0.25	(10)	April 1, 2016	2.67
150,000	$0.25	(11)	May 1, 2018	4.75

3,190,000

(1)

The stock options vest over a period of two years from the grant date. At July 31, 2013 500,000 of these options had vested and the Company had recognized stock based compensation expense of $31,467 and $61,907 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options. Remaining stock based compensation expense of $124,499 will be recognized over the remaining vesting term of these options.

(2)

These stock options vest over a period of two years from the grant date. At July 31, 2013, 171,820 of these options had vested and the Company had recognized stock based compensation expense of $21,057 and $28,100 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options. Remaining stock based compensation expense of $69,353 will be recognized over the remaining vesting term of these options.

(3)

These stock options had fully vested at July 31, 2013 (January 31, 2013: none of these options had vested) and the Company has recognized $214,726 and $214,726 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options.

(4)

These options vest over a period of one year from the grant date. At July 31, 2013, 225,000 of these options had vested (January 31, 2013: None of these options had vested) and the Company had recognized stock based compensation expense of $100,633 and $100,633 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options.

(5)

These stock options had fully vested at July 31, 2013 and the Company has recognized stock based compensation of $8,513 and $8,513 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options.

(6)

These stock options had fully vested at July 31, 2013 and January 31, 2013 and the Company has recognized stock based compensation expense of $Nil during the three months ended July 31, 2013 (2012: $Nil) in respect of these options.

(7)

These stock options had fully vested at July 31, 2013 and the Company has recognized stock based compensation expense of $Nil and $11,090 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options.

(8)

These stock options had fully vested at July 31, 2013 and the Company has recognized stock based compensation expense of $Nil and $3,737 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options.

(9)

These stock options had fully vested at July 31, 2013 and the Company has recognized stock based compensation expense of $Nil and $18,456 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options.

(10)

These stock options will be fully vested on April 1, 2014. The Company has recognized stock based compensation expense of $8,199 and $10,784 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options. Remaining stock based compensation expense of $21,745 will be recognized over the remaining vesting term of these options.

(11)

These stock options vest over a period of two years from the grant date. The Company has recognized stock based compensation expense of $21,527 and $21,527 during the three and six months ended July 31, 2013, respectively (2012: $Nil and $Nil, respectively) in respect of these options. Remaining stock based compensation expense of $151,164 will be recognized over the remaining vesting term of these options.

The aggregate intrinsic value of stock options outstanding is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s common stock. At July 31, 2013, the aggregate intrinsic value of stock options outstanding is $1,358,750 and exercisable is $855,000 (January 31, 2013: $Nil and $Nil, respectively).

During the three and six months ended July 31, 2013, the Company recognized a total fair value of $406,122 and $479,473, respectively (2012: $Nil and $Nil, respectively) of stock based compensation expense relating to the issuance of stock options in exchange for services.

The fair value of each option award was estimated on the date of the grant using the Black-Scholes option pricing model based on the following weighted average assumptions:

	2013	2012
Expected term of stock option (years) (1)	1.57	5.11
Expected volatility (2)	178.08%	272.27%
Estimated stock price at date of issuance (3)	$0.80	$0.25
Risk-free interest rate	0.20%	0.67%
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate the expected term of the options, the Company has elected to apply the short-cut method to determine the expected term under the guidance of Staff Accounting Bulletin No. 110 (“SAB 110 ”).

(2) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

(3) An estimated stock price of $0.25 per share was determined with reference to the subscription for which the funds raised during the year ended January 31, 2013, were being used to provide financing to the Company. This was considered to be the most appropriate basis on which to estimate the fair value of the Company’s stock for stock options granted prior to February 15, 2013 because, at the time of these transactions, the Company’s stock was not being traded on an active market.

Share Purchase Warrants

At July 31, 2013, the Company had 2,586,946 share purchase warrants outstanding as follows:

	Exercise	Expiry
Number	Price	Date
214,506	$0.75	July 30, 2014
498,000	$0.25	August 10, 2017
500,000	$0.50	August 10, 2017
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
150,000	$0.25	August 10, 2018
100,000	$0.50	August 10, 2018

2,586,946

A summary of the Company’s share purchase warrants outstanding is presented below:

			Weighted
	Number of		Average
	Warrants		Exercise Price
Outstanding at January 31, 2012	100,000	CADS	0.75
Cancelled	(100,000)	CAD$	0.75
Re-issued pursuant to the Acquisition (Note 4)	214,506	USD$	0.75
Issued	1,948,000	USD$	0.44
Outstanding at January 31, 2013	2,162,506	USDS	0.47
Issued	424,440	USD$	0.60

Outstanding at July 31, 2013	2,586,946	USD$	0.49

12.         Stockholders’ Equity

Authorized

There is 100,000,000 common voting stock with a par value of $0.001 authorized for issuance.

Issued and Outstanding

As of January 31, 2013, the Company had 28,522,000 shares of common stock issued and outstanding.

As of January 31, 2012, Naked had the following class of shares of common stock issued and outstanding:

	January 31, 2012
	Shares	Amount
Class B common stock	1,005,000	$96,580
Class C common stock	1,300,000	127,954
Class D common stock	690,100	67
Class E common stock	2,630,820	276,802
Class F common stock	443,331	137,569
	6,069,251	$638,972

Pursuant to the Acquisition (Note 4), all classes of common stock of Naked were exchanged for one class of common stock of the Company.

Equity Transactions

Disclosure in respect of share issuances made before July 30, 2012 has not been retrospectively restated to reflect the exchange ratio of 2.14506 in relation to the reverse acquisition.

During the year ended January 31, 2013:

i)

On October 12, 2012, the Company issued 14,000 shares at $0.50 per share for gross proceeds of $7,000. Subsequent to January 31, 2013, the Company amended the subscription price for these shares to $0.25 per share and, consequently, the Company issued an additional 14,000 shares for no additional consideration.

ii)

On September 24, 2012, the Company issued 200,000 units at $0.50 per unit for gross proceeds of $100,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years. Subsequent to January 31, 2013, the Company amended the subscription price for these units to $0.25 per unit and, consequently, the Company issued an additional 200,000 units for no additional consideration. Each additional unit consisted of one common share of the Company and one share purchase warrant exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years.

iii)

On November 26, 2012, the Company issued 400,000 units at CDN$0.25 per unit for gross proceeds of $100,686 (CDN$100,000). Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.50 per share for a period of two years. The Company paid share issuance costs of $8,055 and was required to issue 32,000 share purchase warrants as finder’s fees in connection with this issuance. The finder’s fee warrants will be exercisable into common shares of the Company at $0.75 per share for a period of two years from the date of closing. These warrants were issued subsequent to January 31, 2013.

iv)	On November 24, 2012, the Company issued 400,000 common shares at CDN$0.25 per share for gross proceeds of $100,330 (CDN$100,000).

v)

On December 10, 2012, the Company issued 100,000 units at $0.25 per unit for gross proceeds of $25,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.50 per share for a period of two years. The Company paid share issuance costs of $2,000 and was required to issue 8,000 share purchase warrants as finder’s fees in connection with this issuance. The finder’s fee warrants will be exercisable into common shares of the Company at $0.75 per share for a period of two years from the date of closing. These warrants were issued subsequent to January 31, 2013.

vi)	On January 8, 2013, the Company issued 400,000 shares at $0.25 per share for gross proceeds of $100,000. There was share issuance cost of $8,000 in connection with this issuance.

vii)

As part of the acquisition agreement with Search By Headlines.com Corp., stockholders exchanged shares of Naked for shares of common stock in the capital of the Company at a ratio of 2.145060, where Naked stockholders received a total of 13.5 million common stock in the capital of the Company (Note 4).

viii)

On July 25, 2012, Naked awarded 147,062 Class E common shares, prior to the Acquisition, to consultants for work performed. Naked determined that the fair value on the grant date of these shares was $38,766 and recorded the entire amount as general and administration expense in the consolidated financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

ix)

On July 16, 2012, Naked issued 63,321 shares of Class E common stock fair valued at $15,486, in addition to $8,238 cash, to extinguish debt of $21,372. This resulted in a loss of $2,352. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

x)

On May 23, 2012, Naked granted 14,006 Class E common shares, prior to the Acquisition, to a director of the Company for director fees earned. Naked determined that the fair value on the grant date of these shares was $3,440 and recorded the entire amount as compensation expense in the financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

During the year ended January 31, 2012:

i)

Naked issued 443,331 Class F common shares at CAD$0.30 per share (translated on the transaction date as US$0.31 per share) for gross proceeds of $137,569. As part of an incentive structure for investments, subscribers were issued 50,000 Class G share purchase warrants when the total investment by a single subscriber was greater than CAD$30,000. Pursuant to this arrangement, 100,000 warrants were issued in connection with this private placement. Each Class G share purchase warrant entitled the holder thereof the right to purchase one Class F common share at CAD$0.75 per share until July 26, 2014. The warrants were accounted for as equity and included in the net share capital of the Class F common shares.

ii)

Naked granted 5,500 Class E common shares to a customer. Sales to the customer were not contingent upon the issuance of shares. Naked determined the fair value on the grant of these shares of $577. The fair value of CAD$0.10 per share (translated on the transaction date as US$0.105 per share) was determined by previous share offerings of the same or similar share classes.

iii)

Naked granted 40,000 Class E common shares to directors of Naked for director fees earned. The fair value on the grant date of these shares of $4,177 was recorded as compensation expense in the financial statements for the year ended January 31, 2012. The fair value of CAD$0.10 per share (translated on the transaction date as US$0.104 per share) was determined by previous share offerings of the same or similar share classes.

iv)

Naked granted 675,000 Class E common shares to officers and directors of Naked for management services rendered. The fair value on the grant date of these shares of $70,767 was recorded as compensation expense in the financial statements for the year ended January 31, 2012. The fair value of CAD$0.10 (translated on the transaction date as US$0.105 per share) per share was determined by previous share offerings of the same or similar share classes.

v)

v) Pursuant to a directors resolution dated May 11, 2011, certain directors and officers and a consultant of Naked were granted 1,860,320 Class E common shares as part of an incentive-based compensation package. These shares are transferrable but were subject to cancellation if certain company performance targets were not met. The performance target dates were over five years and were subject to an annual review whereby 20% of these shares could be cancelled at each annual review if the milestone had not been met. Upon completion of the Acquisition (Note 4), the cancellation provisions of these shares were no longer effective and the shares were no longer subject to performance milestones. Consequently, the fair value of these equity based awards was recorded as compensation expense in the amount of $195,036 in the financial statements for the year ended January 31, 2012. The fair value of CAD$0.10 per share (translated on the transaction date as US$0.105 per share) was determined by previous share offerings of the same or similar share classes.

vi)	Naked repurchased 5,100 Class D common shares from a former officer of the Company for $2 consideration. These shares were returned to the treasury and cancelled.

vii)

Naked issued 50,000 Class C common shares at CAD$0.15 per share (translated on the transaction date as US$0.147 per share) for gross proceeds of $7,363. This transaction was the result of the exercising of 50,000 Class C warrants issued during the year ended January 31, 2011.

Shares to be Issued

Pursuant to an Investor Relations agreement dated December 6, 2012, the Company agreed to issue 15,000 common shares in exchange for services to be rendered. At January 31, 2013, these shares had not yet been issued. The Company determined that the fair value on the grant date of these shares was $3,750 and recorded the entire amount as compensation expense in the financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined by reference to the price at which common shares were being sold in private placement offerings at or around the transaction date.

Stock Option Plan

In connection with the closing of the Acquisition (Note 4), the Company adopted the 2012 Stock Option Plan (the “Plan”), pursuant to which the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan is 5,400,000 shares.

The Plan is administered by the Company’s board of directors, except that it may, in its discretion, delegate such responsibility to a committee comprised of at least two directors. Each option, upon its exercise, entitles the optionee to acquire one common share of the Company’s stock, upon payment of the applicable exercise price. The exercise price will be determined by the board of directors at the time of grant. Stock options may be granted under the Plan for an exercise period of up to ten years from the date of grant of the option or such lesser periods as may be determined by the board, subject to earlier termination in accordance with the terms of the Plan.

Stock Based Compensation

A summary of the status of the Company’s outstanding stock options for the year ended January 31, 2013 is presented below:

			Weighted
		Weighted	Average Grant
	Number of	Average	Date
	Shares	Exercise Price	Fair Value
Outstanding at January 31, 2012	-
Granted	1,885,000	$0.25	0.24

Outstanding at January 31, 2013	1,885,000	$0.25

Exercisable at January 31, 2013	668,728	$0.25	$0.24

At January 31, 2013, the following stock options were outstanding, entitling the holder thereof to purchase common shares of the Company as follows:

	Exercise		Expiry	Remaining

Number	Price		Date	Contractual Life
1,000,000	$0.25	(1)	July 30, 2022	9.50
285,000	$0.25	(2)	July 30, 2014	1.49
600,000	$0.25	(3)	October 9, 2017	4.69

1,885,000

(1)

The stock options vest over a period of two years from the grant date. At January 31, 2013 none of these options had vested and the Company had recognized stock based compensation expense of $63,276 in respect of these options. Remaining stock based compensation expense of $186,407 will be recognized over the remaining vesting term of these options.

(2)

These stock options vest over a period of two years from the grant date. At January 31, 2013, 68,728 of these options had vested and the Company had recognized stock based compensation expense of $14,389 in respect of these options during the year ended January 31, 2013. Remaining stock based compensation expense of $44,186 will be recognized over the remaining vesting term of these options.

(3)	These stock options had fully vested at October 31, 2012 and the Company had recognized stock based compensation expense of $140,603 in respect of these options during the year ended January 31, 2013.

The aggregate intrinsic value of stock options outstanding is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s common stock. At January 31, 2013, the aggregate intrinsic value of stock options outstanding is $Nil and exercisable is ($Nil) .

During the year ended January 31, 2013, the Company recognized a fair value of $238,268 of stock based compensation expense relating to the issuance of stock options in exchange for services and to the modification of warrants (2012: $260,031 related to the issuance of shares in exchange for services).

The fair value of each option award was estimated on the date of the grant using the Black-Scholes option pricing model based on the following weighted average assumptions:

Expected term of stock option (years) (1)	4.28
Expected volatility (2)	260.50%
Estimated stock price at date of issuance (3)	$0.25
Risk-free interest rate	0.55%
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate the expected term of the options, the Company has elected to apply the short-cut method to determine the expected term under the guidance of Staff Accounting Bulletin No. 110 (“SAB 110”).

(2) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

(3) The estimated stock price of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company. This was considered to be the most appropriate basis on which to estimate the fair value of the Company’s stock as, at the time of the transaction, the Company’s stock was not being traded on an active market.

Share Purchase Warrants

At January 31, 2013, the Company had 2,162,506 share purchase warrants outstanding as follows:

	Exercise	Expiry
Number	Price	Date
214,506	$0.75	July 30, 2014
498,000	$0.25	August 10, 2014
500,000	$0.50	August 10, 2014
200,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
150,000	$0.25	August 10, 2015
100,000	$0.50	August 10, 2015

2,162,506

A summary of the Company’s share purchase warrants outstanding is presented below:

			Weighted
	Number of		Average
	Warrants		Exercise Price
Outstanding at January 31, 2011	350,000	CAD	$0.15
Granted	100,000	CAD	$0.75
Exercised	(50,000)	CAD	$0.15
Expired	(300,000)	CAD	$0.15
Outstanding at January 31, 2012	100,000	CAD	$0.75
Cancelled	(100,000)	CAD	$0.75
Re-issued pursuant to the Acquisition (Note 3)	214,506	USD	$0.75
Issued	1,948,000	USD	$0.44

Outstanding at January 31, 2013	2,162,506	USD	$0.47